SUBSEQUENT EVENTS (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 14.	SUBSEQUENT EVENTS

Sale of Preferred Stock and Warrants

Subsequent to March 31, 2015, we sold 31,046 shares of preferred stock and warrants to acquire 9,313,800 shares of common stock for $22.5 million in cash and the exchange of $8.5 million in subordinated notes.  Of the preferred shares and warrants sold, 16,500 shares of preferred stock and warrants to acquire 4,950,000 shares of common stock were sold to certain board members or their affiliated companies.  The Company used $10.0 million of the cash proceeds from this sale to make partial payment on its Credit Agreement and approximately $1.6 million for prepayment penalties, legal fees and expenses associated with the transaction.  The balance of the net cash proceeds is intended to be used for working capital purposes.

The preferred stock has the following rights and preferences:

•	Rank – the preferred stock ranks higher than other company issued equity securities in terms of distributions and dividends.
•	Dividends – the preferred stock is entitled to cumulative dividends at a rate of 8% per annum of a preferred share’s stated value ($1,000 per share plus any unpaid dividends). The first dividend payment is due July 1, 2017 and then payments are to be made quarterly thereafter. At the Company’s discretion, dividend payments are payable in either cash or common stock, or added to the preferred share’s stated value.
•	Conversion – at the preferred stockholder’s discretion, a share of preferred stock is convertible into shares of common stock determined by dividing the share’s stated value by a conversion rate of $1.00. The conversion rate is subject to anti-dilution protection including adjustments for offerings consummated at a per-share price of less than $1.00 per common share.
•	Mandatory Redemption – unless previously converted, on May 20, 2020, the Company, at its option, will either redeem the preferred stock with (a) cash equal to $1,000 per share plus any unpaid dividends (Redemption Value), or (b) shares of common stock determined by dividing the Redemption Value by a conversion rate equal to the lower of (i) the conversion rate then in effect (which is currently $1.00) or (ii) 85% of the then trading price, as defined, of the Company’s common stock.
•	Voting – except for certain matters that require the approval of the preferred stockholders, such as changes to the rights and preferences of the preferred stock, the preferred stock does not have voting rights. However, the holders of the preferred stock are entitled to appoint two board members, and under certain circumstances, appoint a third member.

In connection with the sale, the holders of the preferred stock appointed two board members increasing the board to 11 members.  The Company has agreed to reduce the board size to seven members by November 14, 2015.

The warrants have a term of five years and an exercise price of $1.50 per share.  The exercise price is subject to standard anti-dilution protection including adjustments for offerings consummated at a per-share price of less than $1.50 per common share.  Additionally, if the Company were to consummate certain fundamental transactions, such as a business combination or other change-in-control transactions, the warrant holders may require, under certain conditions, that the Company is to repurchase the warrants with cash equal to the warrants’ then fair value as determined using the Black Scholes valuation model.

The Company has committed to file a registration statement within 30 days that registers the shares issuable upon conversion of the preferred stock and exercise of the warrants.  The Company is to use its best efforts to cause the registration statement to be declared effective, but in any event no later than 90 to 120 days after filing of the registration statement.  The Company will also use its best efforts to keep the registration statement effective.  If the Company is in default of this registration rights agreement, and as long as the event of default is not cured, then the Company is to pay in cash partial-liquidation damages as defined therein.  Damages are not to exceed 6% of the aggregated subscription amount.

The conversion of the preferred stock into, and the exercise of the warrants for, shares of the Company’s common stock would be subject to the approval of the common stockholders of the Company. The Company expects to will hold a special meeting seeking stockholders approval no later than July 31, 2015. However, prior to the closing on the issuance of the preferred stock and warrants, the Company obtained proxies from directors, executive officers and certain greater than 5% stockholders, which in the aggregate held more than 50% of the outstanding common shares, that were voting in favor of the issuance of the preferred stock and the warrants.

Debt Amendments, Prepayment and Exchange

Subsequent to March 31, 2015, the Company entered into (a) an amendment (the “Senior Credit Facility Amendment”) to the Credit Agreement between the Company and its lenders, and (b) an amendment (the “Note Amendment”) with the holders of certain subordinated notes (the “Subordinated Note Holders”).

The principal terms of the Credit Agreement Amendment are as follows:

(a) a reduction of the Minimum Cash Balance (as defined in the Credit Agreement) that the Company is required to maintain from $3.5 million to $1.0 million, thus providing access to $2.5 million of cash previously restricted,

(b) a waiver of certain Defaults (as defined in the Credit Agreement) and Events of Default (as defined in the Credit Agreement) caused by, or that would be caused by the breach of certain financial covenants under the senior Credit Agreement;

(c) amendments of the Credit Agreement (i) modifying the interest rate to equal LIBOR plus 10.64%, (ii) modifying certain financial statement and other reporting and lender communication requirements, (iii) changing the Fixed Charge Coverage Ratio (as defined in the Credit Agreement) threshold to 0.73:1.00 for the quarter ending March 31, 2015, and 0.63:1.00 for the quarter ending June 30, 2015, (iv) changing the Senior Leverage Ratio (as defined in the Credit Agreement) limit to 7.50:1.00 for the quarter ending March 31, 2015, and 6.92:1.00 for the quarter ending June 30, 2015, and (v) changing the Total Leverage Ratio (as defined in the Credit Agreement) limit to 9:00:1:00 for the quarter ending March 31, 2015, and 8.95:1.00 for the quarter ending June 30, 2015; and

(d) the consent of the lenders to the issuance of the preferred stock and warrants, as well as the use of the proceeds from the issuance of the preferred stock and warrants (i) to pay $10 million of the amounts outstanding pursuant to the Credit Agreement, (ii) to pay certain fees and costs associated with the issuance of the preferred stock, and (iii) for working capital purposes.

In connection with the sale of preferred stock and warrants, the Company used $10.0 million of the cash proceeds to make partial payment on the Credit Agreement and approximately $1.7 million for prepayment penalties, legal fees, and expenses associated with the transaction.

The principal terms of the Note Amendment are as follows:

(a) an agreement by the Subordinated Note Holders to convert 50% of the outstanding balance under the subordinated notes into shares of preferred stock and warrants;

(b) amendments to the subordinated notes (i) changing the interest rate payable from 12% to 1.5% per annum for the 24-month period commencing on January 1, 2015, and then 12% per annum thereafter; and (ii) specifying that 45% of the interest due will be payable in cash and the remainder of the accrued interest will be payable in the form of additional subordinated notes; and

(c) a waiver of any existing defaults and events of default.

In connection with the sale of preferred stock and warrants, the Subordinated Note Holders exchanged approximately $8.5 million of subordinated notes for 8,546 shares of preferred stock and 2,564,000 warrants.

NOTE 23.	SUBSEQUENT EVENTS

On April 15, 2015, we sold to a company owned by Robert L. Johnson, the Company’s chairman, 15,000 shares of Bridge Preferred Stock for $15.0 million in cash.  The rights of the Bridge Preferred Stock include a preference on any dividends paid, limited voting rights related to any amendment to the Bridge Preferred Stock, a liquidation preference of $1,000 per share, negative covenants with respect to certain events and a redemption right at 130% of the liquidation preference upon certain defaults or a change in control.

The Company used $10.0 million of the net proceeds from this sale to make a partial payment on its Credit Agreement and approximately $1.0 million for prepayment penalties, legal fees and expenses associated with the transaction.  The balance of the net proceeds is intended to be used for working capital purposes.

In connection with the sale of the Bridge Preferred Stock, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Mr. Johnson’s company.  Pursuant to the terms of the Purchase Agreement, if convertible preferred stock is issued to a third party within 60 days after the sale to Mr. Johnson’s company of the Bridge Preferred Stock, concurrently with the closing on the sale of convertible preferred stock to such third party, each holder of Bridge Preferred Stock is required to exchange its shares of Bridge Preferred Stock for the number of shares of convertible preferred stock that is equal in liquidation value to the purchase price paid by such holder for Bridge Preferred Stock and would receive the same rights and benefits as the other investors in the convertible preferred stock, including the issuance of warrants. If convertible preferred stock is not issued to a third party within 60 days after the sale to Mr. Johnson’s company of the Bridge Preferred Stock, promptly following such date, each holder of Bridge Preferred Stock is required to exchange its shares of Bridge Preferred Stock for the number of shares of convertible preferred stock that is equal in liquidation value to the purchase price paid by such holder for Bridge Preferred Stock pursuant to the terms of the last convertible preferred stock term sheet offered by the Company to a third party and would receive the same rights and benefits as set forth in such last term sheet, including the issuance of warrants. The conversion of such convertible preferred stock into, and the exercise of such warrants for, shares of the Company’s common stock would be subject to the approval of the stockholders of the Company.

The Company is currently seeking to complete a private placement of between $15 million and $30 million of preferred stock convertible into the Company’s common stock to selected institutional investors (including the contemplated exchange with Mr. Johnson’s company). Such convertible preferred stock  will not be registered under the Securities Act and may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.  In connection with this placement, the Company has received a non-binding term sheet from a third party to purchase for cash $4,000,000 in liquidation value of convertible preferred stock and warrants to purchase common stock. The non-binding term sheet contemplates that the convertible preferred stock would:

Bear an 8% annual dividend, payable in kind for the first two years and thereafter payable quarterly in cash or freely-trading common stock, at the Company’s option. If common stock were used for the payment, it would be valued at 80% of the market price.

Be convertible into common stock at an initial conversion price of $1.00 per share, subject to anti-dilution adjustment.

Be subject to mandatory redemption on the fifth anniversary of the issuance date. The Company would be able to redeem with either cash or freely-tradable common stock. If common stock is used for the redemption, it would be valued at 80% of the market price.

The term sheet further contemplates the issuance of warrants to purchase an aggregate number of shares of common stock equal to 30% of the number of shares into which the convertible preferred stock is convertible on the date of issuance thereof. The Warrants would have a five year term and would have an exercise price of $1.50 per share, subject to anti-dilution adjustment. Investors in the convertible preferred stock also would receive certain other customary rights, including registration rights and anti-dilution protection.

The conversion of the convertible preferred stock into, and the exercise of the warrants for, shares of the Company’s common stock would be subject to the approval of the stockholders of the Company. The Company would hold a special meeting seeking stockholders approval no later than July 31, 2015. Prior to the closing on the issuance of the convertible preferred stock, the Company would be required to obtain proxies from directors, executive officers and greater than 5% stockholders holding at least 50% of the outstanding shares to vote in favor of the issuance of the convertible preferred stock and the warrants.

There is no assurance that the transaction set forth in the term sheet will be completed, that the terms of the actual issuance will not materially vary from the terms set forth in the term sheet or that the Company will be successful in obtaining other investors in the convertible preferred stock.

Debt Amendments

Concurrently with the sale of the Bridge Preferred Stock, the Company also entered into (a) an amendment (the “Senior Credit Facility Amendment”) to the Credit Agreement between the Company and its lenders, and (b) an amendment (the “Note Amendment”) with the holders of certain subordinated notes (the “Subordinated Note Holders”).

The principal terms of the Credit Agreement Amendment are as follows:

(a) a waiver of certain Defaults (as defined in the Credit Agreement) and Events of Default (as defined in the Credit Agreement) caused by, or that would be caused by the breach of certain financial covenants under the senior Credit Agreement;

(b) amendments of the Credit Agreement (i) modifying the interest rate to equal LIBOR plus 10.64%, (ii) modifying certain financial statement and other reporting and lender communication requirements, (iii) changing the Fixed Charge Coverage Ratio (as defined in the Credit Agreement) threshold to 0.73:1.00 for the quarter ending March 31, 2015, and 0.63:1.00 for the quarter ending June 30, 2015, (iv) changing the Senior Leverage Ratio (as defined in the Credit Agreement) limit to 7.50:1.00 for the quarter ending March 31, 2015, and 6.92:1.00 for the quarter ending June 30, 2015, (v) changing the Total Leverage Ratio (as defined in the Credit Agreement) limit to 9:00:1:00 for the quarter ending March 31, 2015, and 8.95:1.00 for the quarter ending June 30, 2015, and (vi) changing the Minimum Cash Balance (as defined in the Credit Agreement) that the Company is required to maintain to $1 million; and

(c) the consent of the lenders to the issuance of the Bridge Preferred Stock and the convertible preferred stock, which is anticipated to be issued in exchange for the Bridge Preferred Stock, as well as the use of the proceeds from the issuance of the Bridge Preferred Stock and the convertible preferred stock (i) to pay $10 million of the amounts outstanding pursuant to the Credit Agreement, (ii) to pay certain fees and costs associated with the issuance of the Bridge Preferred Stock and the convertible preferred stock, and (iii) for working capital purposes.

The principal terms of the Note Amendment are as follows:

(a) an agreement by the Subordinated Note Holders to convert 50% of the outstanding balance under the subordinated notes into the convertible preferred stock with rights and preferences equal to those of the Bridge Preferred Stock;

(b) amendments to the subordinated notes (i) changing the interest rate payable from 12% to 1.5% per annum for the 24-month period commencing on January 1, 2015, and then 12% per annum thereafter; and (ii) specifying that 45% of the interest due will be payable in cash and the remainder of the accrued interest will be payable in the form of additional subordinated notes; and

(c) a waiver of any existing defaults and events of default.